OTHER OPERATING INCOME	12 Months Ended
Dec. 31, 2019
Disclosure of other operating income [Abstract]
OTHER OPERATING INCOME
5.	OTHER OPERATING INCOME

	December 31, 2019 US$‘000	December 31, 2018 US$‘000	December 31, 2017 US$‘000
Rental income from premises	3	3	-
Other income	88	99	100

	91	102	100

Other income mainly comprises income recognised under Transitional Services Agreements (TSA) with Diagnostica Stago. As part of the divestiture of the Coagulation product line in April 2010, the Group entered into a TSA. The services provided by the Group to Stago under the TSA comprise canteen services. This income has not been treated as revenue since the TSA activities are incidental to the main revenue-generating activities of the Group.